Subsequent events (Details)	Dec. 14, 2021 CNY (¥)	Oct. 08, 2021 USD ($) ft²	Oct. 08, 2021 CNY (¥) ft²	Nov. 10, 2021 USD ($)	Nov. 10, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Subsequent Event [Line Items]
Amount borrowed						$ 1,238,400	$ 1,613,928
Hangzhou Forasen
Subsequent Event [Line Items]
Effective interest rate						4.80%
Hangzhou Forasen | Beijing Bank, Hangzhou Branch
Subsequent Event [Line Items]
Amount borrowed						$ 774,000
Subsequent events | Zhejiang New Material
Subsequent Event [Line Items]
office and production space (in square feet) | ft²		27,152	27,152
Lease term		6 years	6 years
Annual rent		$ 69,741	¥ 454,042.8
Subsequent events | Zhejiang New Material | Shanghai Tanzhen Co Ltd
Subsequent Event [Line Items]
Purchase equipment for production				$ 2,900,000	¥ 18,900,000
Subsequent events | Hangzhou Forasen | Beijing Bank, Hangzhou Branch
Subsequent Event [Line Items]
Term of loan	1 year
Amount borrowed | ¥	¥ 5,000,000